Annual Fund Operating Expenses - iShares International Dividend Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2028
iShares International Dividend Active ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1],[2],[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.01%	[3],[4]
Expenses (as a percentage of Assets)	0.61%	[3]
Fee Waiver or Reimbursement	(0.01%)	[1],[2],[3]
Net Expenses (as a percentage of Assets)	0.60%	[1],[2],[3]

[1]	As described in the “Management” section of the Fund’s prospectus beginning on page 26, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) advised by BFA or its affiliates through June 30, 2028. As described in the “Management” section of the Fund’s prospectus beginning on page 27, BFA has contractually agreed to waive a portion its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in money market funds managed by BFA or its affiliates through June 30, 2028. The agreement (with respect to either waiver) may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	BFA has contractually agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.59% as a percentage of the Fund’s average daily net assets through June 30, 2028. The contractual waiver may be terminated prior to June 30, 2028 only upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	The expense information in the table has been restated to reflect current fees.
[4]	Other Expenses are based on estimated amounts for the Fund’s current fiscal year.